Segment Information - Schedule of total assets by reportable Segment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total assets	$ 7,006,652	$ 6,596,434	$ 6,317,590
Electronic Components
Segment Reporting Information [Line Items]
Total assets	3,237,022	3,059,230	2,995,245
Mechanical Components
Segment Reporting Information [Line Items]
Total assets	3,615,489	3,537,204	$ 3,322,345
Other
Segment Reporting Information [Line Items]
Total assets	$ 154,141	$ 0